Available-for-sale financial assets (Detail) - CNY (¥) shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale financial assets [line items]
Available-for-sale financial assets	¥ 1,604,993,000	¥ 3,406,032,000
Impairment provisions	0	0
Other comprehensive income reclassified to profit or loss	¥ 1,135,356,000	741,648,000	¥ 0
China Yangtze Power Co., Ltd. [member]
Available-for-sale financial assets [line items]
Shares of disposal	143,780
Cash consideration	¥ 2,191,000,000
Investment income	1,480,000,000
Other comprehensive income reclassified to profit or loss	1,135,000,000
Fair value measurement [member] | Listed security [member]
Available-for-sale financial assets [line items]
Available-for-sale financial assets	9,223,000	1,820,713,000
Fair value measurement [member] | China Yangtze Power Co., Ltd. [member]
Available-for-sale financial assets [line items]
Available-for-sale financial assets	0	1,820,255,000
Fair value measurement [member] | Others [member]
Available-for-sale financial assets [line items]
Available-for-sale financial assets	9,223,000	458,000
Cost measurement [member] | Unlisted securities [member]
Available-for-sale financial assets [line items]
Available-for-sale financial assets	1,595,770,000	1,585,319,000
Cost measurement [member] | 10% of Shanxi Xishan Jinxing Energy Co., Ltd. [member]
Available-for-sale financial assets [line items]
Available-for-sale financial assets	531,274,000	531,274,000
Cost measurement [member] | 9.09% of Ganlong Double-track Railway Co., Ltd. [member]
Available-for-sale financial assets [line items]
Available-for-sale financial assets	1,000,000,000	1,000,000,000
Cost measurement [member] | Others [member]
Available-for-sale financial assets [line items]
Available-for-sale financial assets	¥ 64,496,000	¥ 54,045,000